CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock	Additional Paid-in Capital	Earnings in Excess of Distributions (Distributions in Excess of Earnings)	Accumulated Other Comprehensive Items, Net	Noncontrolling Interests	Total
Balance at Dec. 31, 2011	$ 1,721	$ 343,603	$ 898,053	$ (2,203)	$ 8,568	$ 1,249,742
Balance (in shares) at Dec. 31, 2011	172,140,966
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit (deficiency) of $1,045, $2,389 and ($60) for the years ended December 31, 2012, 2013 and 2014 respectively	20	73,433				73,453
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)	1,958,690
Parent cash dividends declared			(328,707)			(328,707)
Special distribution in connection with conversion to REIT (see Note 13)	170	559,840	(560,010)
Special distribution in connection with conversion to REIT (see Note 13) (in shares)	17,009,281
Currency translation adjustment				22,517	669	23,186
Stock repurchases	(11)	(34,677)				(34,688)
Stock repurchases (in shares)	(1,103,149)
Net Income (Loss)			170,922		3,126	174,048
Noncontrolling interests equity contributions					836	836
Noncontrolling interests dividends					(1,722)	(1,722)
Purchase of noncontrolling interests					1,000	1,000
Balance at Dec. 31, 2012	1,900	942,199	180,258	20,314	12,477	1,157,148
Balance (in shares) at Dec. 31, 2012	190,005,788
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit (deficiency) of $1,045, $2,389 and ($60) for the years ended December 31, 2012, 2013 and 2014 respectively	14	50,465				50,479
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)	1,421,132
Parent cash dividends declared			(208,900)			(208,900)
Currency translation adjustment				(29,900)	(1,632)	(31,532)
Market Value Adjustments for Securities				926		926
Net Income (Loss)			96,462		3,530	99,992
Noncontrolling interests equity contributions					743	743
Noncontrolling interests dividends					(2,270)	(2,270)
Purchase of noncontrolling interests		(12,500)			(2,352)	(14,852)
Balance at Dec. 31, 2013	1,914	980,164	67,820	(8,660)	10,496	1,051,734
Balance (in shares) at Dec. 31, 2013	191,426,920					191,426,920
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit (deficiency) of $1,045, $2,389 and ($60) for the years ended December 31, 2012, 2013 and 2014 respectively	26	64,447				64,473
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)	2,638,554
Parent cash dividends declared			(493,513)			(493,513)
Special distribution in connection with conversion to REIT (see Note 13)	158	559,821	(559,979)
Special distribution in connection with conversion to REIT (see Note 13) (in shares)	15,753,338
Currency translation adjustment				(66,424)	(443)	(66,867)
Market Value Adjustments for Securities				53		53
Net Income (Loss)			326,119		2,627	328,746
Noncontrolling interests equity contributions					1,800	1,800
Noncontrolling interests dividends					(1,613)	(1,613)
Purchase of noncontrolling interests		(17,693)			(2,723)	(20,416)
Divestiture of noncontrolling interests		2,102			3,456	5,558
Balance at Dec. 31, 2014	$ 2,098	$ 1,588,841	$ (659,553)	$ (75,031)	$ 13,600	$ 869,955
Balance (in shares) at Dec. 31, 2014	209,818,812					209,818,812